UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06621

Nuveen Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.0% (99.9% of Total Investments)

	MUNICIPAL BONDS – 148.0% (99.9% of Total Investments)

	Alabama – 2.3% (1.6% of Total Investments)
$ 6,995	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 7,490,526
	2006C-2, 5.000%, 11/15/39 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
3,500	5.250%, 11/15/20	11/15 at 100.00	Baa2	3,592,855
1,000	5.000%, 11/15/30	11/15 at 100.00	Baa2	1,009,330
12,000	Birmingham Waterworks And Sewer Board, Alabama, Water and Sewer Revenue Bonds, Series	1/17 at 100.00	AA+	12,702,000
	2007A, 4.500%, 1/01/39 – AMBAC Insured (UB)
1,960	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,977,718
	International Paper Company, Series 2005A, 5.000%, 6/01/25
25,455	Total Alabama			26,772,429
	Alaska – 0.1% (0.0% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	B2	896,540
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.4% (1.0% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
200	5.250%, 12/01/24 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	208,502
265	5.250%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	276,265
5,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	6,914,600
	Series 2005B, 5.500%, 7/01/40 – FGIC Insured
7,550	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	9,145,995
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
13,015	Total Arizona			16,545,362
	California – 17.2% (11.6% of Total Investments)
3,765	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	4,418,491
	2013S-4, 5.250%, 4/01/53
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/24 at 100.00	AA	11,583,800
	2014F-1, 5.000%, 4/01/54
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount
	University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,528,419
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	4,337,219
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	5,353,497
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital	11/21 at 100.00	AA	4,004,625
	and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40
3,740	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A1	3,864,692
	Series 2005, 5.000%, 11/15/27
15,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	16,860,450
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	2,992,527
	Series 2009B, 5.500%, 10/01/39
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,678,950
	5.000%, 11/15/42 (UB)
1,460	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	No Opt. Call	AA	1,733,502
2,540	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A, 5.250%, 7/01/21	7/19 at 100.00	Aaa	3,038,983
	(Pre-refunded 7/01/19)
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	Aa3	24,724,398
645	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BBB	722,529
	University Medical Center, Series 2014A, 5.250%, 12/01/44
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	CCC	981,970
	Health System, Series 2005A, 5.000%, 7/01/39
5,355	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	7,938,574
	Option Bond Trust 3175, 13.820%, 5/15/40 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/16 at 100.00	A1	1,945,885
	Company, Series 1996A, 5.300%, 7/01/21
1,665	Contra Costa Community College District, Contra Costa County, California, General Obligation	8/23 at 100.00	Aa1	1,965,299
	Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38
2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	A	2,575,875
	Redevelopment Project, Series 2005A, 5.000%, 10/01/23 – AMBAC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,840	5.750%, 1/15/46	1/24 at 100.00	BBB–	2,182,424
3,840	6.000%, 1/15/49	1/24 at 100.00	BBB–	4,608,691
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	27,809,400
	1995A, 0.000%, 1/01/21 (ETM) (5)
1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	1,406,620
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,910	4.500%, 6/01/27	6/17 at 100.00	B	5,810,830
1,345	5.000%, 6/01/33	6/17 at 100.00	B	1,171,401
1,000	5.750%, 6/01/47	6/17 at 100.00	B	889,310
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B,	7/21 at 100.00	Aa2	4,803,029
	6.125%, 7/15/40
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	1/21 at 100.00	AA	11,474,100
	2011A, 5.000%, 7/01/41
3,775	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	2,727,136
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms
	Improvement Area 4, Series 2005A:
1,420	5.000%, 9/01/25	9/15 at 102.00	N/R	1,464,020
435	5.100%, 9/01/30	9/15 at 102.00	N/R	447,946
370	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	436,167
	2013A, 5.750%, 6/01/44
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa1	258,500
275	5.000%, 9/01/23	9/15 at 102.00	Baa1	283,676
2,220	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	4/15 at 100.00	AA–	2,228,325
	Project, Series 2004A, 5.000%, 9/01/20 – SYNCORA GTY Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
4,020	5.000%, 1/15/44	1/25 at 100.00	BBB–	4,479,968
12,415	5.000%, 1/15/50	1/25 at 100.00	BBB–	13,554,325
6,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	4/15 at 100.00	AA–	6,024,660
	Project, Series 2004A, 5.250%, 8/01/19 – NPFG Insured
185,060	Total California			196,310,213
	Colorado – 4.3% (2.9% of Total Investments)
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	1,467,225
	Series 2013A, 5.375%, 12/01/33
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB+	121,409
	Series 2014, 5.000%, 12/01/43
	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan
	Society, Series 2005:
1,745	5.250%, 6/01/23	6/16 at 100.00	A3	1,831,709
475	5.000%, 6/01/29	6/16 at 100.00	A3	494,005
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	AA–	401,160
	5.000%, 3/01/25
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,980,105
4,840	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	5,582,988
	5.000%, 11/15/43
6,925	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	7,350,472
	Senior Lien Series 2006, 5.125%, 12/01/25 – SYNCORA GTY Insured
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	738,398
	5.375%, 6/01/31
400	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	459,348
	Activity Bonds, Series 2010, 6.000%, 1/15/41
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46	6/24 at 100.00	AA+	17,129,863
42,420	Total Colorado			48,556,682
	Connecticut – 0.0% (0.0% of Total Investments)
195	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series	4/22 at 100.00	AA	207,490
	2013A, 4.000%, 4/01/39
	Delaware – 0.1% (0.1% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc.,	10/20 at 100.00	AA	1,145,000
	Series 2010A, 5.000%, 10/01/40 – NPFG Insured
	District of Columbia – 0.5% (0.4% of Total Investments)
5,000	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 0.000%, 4/01/40 –	4/21 at 100.00	A–	4,651,900
	AMBAC Insured
1,335	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,563,485
	Tender Option Bond Trust 1606, 11.921%, 10/01/30 – BHAC Insured (IF) (5)
6,335	Total District of Columbia			6,215,385
	Florida – 16.8% (11.3% of Total Investments)
490	Bradford County Health Facility Authority, Florida, Revenue Refunding Bonds, Santa Fe	No Opt. Call	AA+ (4)	520,645
	Healthcare Inc., Series 1993, 6.050%, 11/15/16 (ETM)
590	Broward County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	2/15 at 100.00	Aaa	591,475
	Palms Apartments, Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)
1,275	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/23 –	4/15 at 100.00	A+	1,280,023
	AMBAC Insured
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34	10/18 at 100.00	AA+	2,268,100
650	Cape Coral, Florida, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 10/01/36 –	10/16 at 100.00	A1	691,360
	AMBAC Insured
3,010	Cocoa, Florida, Water and Sewerage System Revenue Bonds, Refunding Series 2003, 5.500%,	No Opt. Call	AA	3,584,880
	10/01/23 – AMBAC Insured
4,230	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	AA–	4,292,266
	NPFG Insured
30	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AA+	30,176
	Series 1987G-1, 8.595%, 11/01/17
300	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, Series 1997-2, 5.900%,	7/15 at 100.00	AA+	301,971
	7/01/29 – NPFG Insured (Alternative Minimum Tax)
455	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2006-6, 4.625%,	1/16 at 100.00	AA+	459,805
	7/01/31 (Alternative Minimum Tax)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	AA–	725,161
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	AA–	1,059,974
110	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.000%, 5/01/22 – NPFG Insured	No Opt. Call	AA–	110,296
14,985	Florida State Board of Education, State University System Revenue Bonds, Series 2006A, 5.000%,	7/15 at 101.00	AA	15,414,620
	7/01/30 – NPFG Insured (UB)
5,980	Florida State Department of Management Services, Certificates of Participation, Series 2006A,	8/15 at 101.00	AA+ (4)	6,186,370
	5.000%, 8/01/23 (Pre-refunded 8/01/15) – NPFG Insured
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series	1/19 at 100.00	AAA	1,718,805
	2009A, 5.000%, 1/15/29
	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
1,720	5.500%, 6/01/38 – AGM Insured	6/18 at 100.00	AA	1,920,380
6,645	5.375%, 6/01/46	6/16 at 100.00	BBB+	6,955,986
5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series	No Opt. Call	AA–	5,486,550
	1986, 7.650%, 7/01/16 – FGIC Insured
2,170	Hillsborough County, Florida, Revenue Refunding Bonds, Tampa Bay Arena, Series 2005, 5.000%,	10/15 at 100.00	AA+	2,239,961
	10/01/25 – FGIC Insured
3,500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	3,734,850
	NPFG Insured
1,970	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2006B, 5.000%,	11/16 at 100.00	A1 (4)	2,127,423
	11/01/31 (Pre-refunded 11/01/16) – AMBAC Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A,	10/19 at 100.00	A	5,806,600
	5.500%, 10/01/41
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series	7/18 at 100.00	AA	4,574,600
	2009-B1, 5.625%, 7/01/38
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	12,567,521
	7/01/35 – AGM Insured
575	Osceola County Industrial Development Authority, Florida, Industrial Development Revenue	4/15 at 100.00	AA–	576,093
	Bonds, P.M. Wells Charter School Project, Series 2001A, 5.000%, 8/01/23 – NPFG Insured
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	132,949
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA–	3,283,020
	8/01/27 – NPFG Insured
6,090	Palm Beach County School Board, Florida, Certificates of Participation, Tender Option Bond	No Opt. Call	AA	7,491,248
	Trust 2089, 13.148%, 8/01/26 – AGM Insured (IF)
4,490	Palm Beach County, Florida, Public Improvement Revenue Bonds, Biomedical Research Park	6/15 at 100.00	AA+ (4)	4,564,040
	Project, Series 2005A, 5.000%, 6/01/25 (Pre-refunded 6/01/15) – AMBAC Insured
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series	10/19 at 100.00	AAA	4,631,800
	2009, 5.250%, 10/01/33
6,125	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/36	10/16 at 100.00	Aaa	6,602,872
	(Pre-refunded 10/01/16)
10,375	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/36	10/16 at 100.00	AAA	11,075,831
10,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/31	10/16 at 100.00	AAA	10,780,200
	(Pre-refunded 10/01/16) (UB)
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	2,166,200
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%,	10/15 at 100.00	A1 (4)	671,216
	10/01/25 (Pre-refunded 10/01/15) – AMBAC Insured
1,635	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	BB	1,692,895
	5.000%, 5/01/30 – RAAI Insured
3,570	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2 (4)	4,065,944
	6.000%, 10/01/19 – NPFG Insured (ETM)
365	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2	376,344
	6.000%, 10/01/19 – NPFG Insured
625	Sonoma Bay Community Development District, Florida, Special Assessment Bonds, Series 2005A,	5/15 at 100.00	N/R	629,900
	5.450%, 5/01/36
7,500	South Florida Water Management District, Certificates of Participation, Series 2006, Trust	10/16 at 100.00	AA	8,460,300
	1036, 9.348%, 10/01/36 – AMBAC Insured (IF)
5,000	South Florida Water Management District, Certificates of Participation, Series 2006, 5.000%,	10/16 at 100.00	AA	5,320,100
	10/01/36 – AMBAC Insured
2,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	2,630,925
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
5,000	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/36 –	6/16 at 100.00	A	5,263,350
	AMBAC Insured
620	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AA+	639,989
	10/01/25 – AMBAC Insured
5,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/35 – NPFG Insured	10/15 at 100.00	AA	5,167,750
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008,	10/18 at 100.00	AA+	5,637,250
	5.000%, 10/01/34
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose
	Bonds, Stadium Project, Series 1995:
1,250	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	AA–	1,410,688
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	AA–	3,404,161
	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Series 2005:
7,285	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	Aaa	7,507,630
2,250	5.000%, 7/01/16 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 101.00	Aaa	2,318,760
177,300	Total Florida			191,151,253
	Georgia – 2.4% (1.6% of Total Investments)
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	Aa3	8,292,665
2,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	834,508
	Medical Center Project, Series 2010, 8.125%, 12/01/45 (6), (7)
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	15,083,827
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
2,910	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health	No Opt. Call	AA	3,123,274
	East Issue, Series 2012, 4.250%, 11/15/42
24,730	Total Georgia			27,334,274
	Guam – 0.3% (0.2% of Total Investments)
395	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	475,331
	(Alternative Minimum Tax)
2,030	Guam Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	2,401,754
	5.500%, 7/01/43
2,425	Total Guam			2,877,085
	Hawaii – 0.4% (0.3% of Total Investments)
150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	172,998
	University, Series 2013A, 6.875%, 7/01/43
4,225	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queen’s Health	7/25 at 100.00	AA–	4,337,343
	Systems, Series 2015A, 4.000%, 7/01/40
4,375	Total Hawaii			4,510,341
	Idaho – 0.4% (0.3% of Total Investments)
2,895	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood	3/16 at 101.00	A1	2,990,419
	Terrace Project, Series 2002A-1, 7.250%, 3/20/37
75	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000B, 6.250%,	7/15 at 100.00	AAA	75,530
	7/01/22 (Alternative Minimum Tax)
70	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/15 at 100.00	Aaa	70,206
	7/01/20 (Alternative Minimum Tax)
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
1,000	5.250%, 9/01/30	9/16 at 100.00	BB+	1,019,920
470	5.250%, 9/01/37	9/16 at 100.00	BB+	477,407
4,510	Total Idaho			4,633,482
	Illinois – 16.4% (11.1% of Total Investments)
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	4,150,000
	Revenues, Series 1999A, 0.000%, 12/01/20 – FGIC Insured
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	6,692,204
	5.250%, 12/01/40
22,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/25 –	No Opt. Call	AA–	15,552,754
	FGIC Insured
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	5,512,100
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation	No Opt. Call	Aa2	4,314,477
	Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	A3	2,156,975
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation	No Opt. Call	N/R (4)	3,348,755
	Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)
3,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	4,110,435
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
7,000	5.000%, 1/01/38	1/24 at 100.00	AA–	8,135,890
4,500	5.000%, 1/01/39	1/24 at 100.00	AA–	5,222,565
3,215	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,	11/23 at 100.00	A2	3,675,131
	Series 2002, 5.500%, 11/01/36
7,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	8,507,408
	5.000%, 9/01/39
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option	No Opt. Call	AA+	1,664,608
	Bond Trust 4285, 18.026%, 8/15/20 (IF) (5)
1,200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	1,250,388
4,485	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,675,095
4,480	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 –	8/21 at 100.00	AA	5,318,208
	AGM Insured
6,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	6,679,980
	5.000%, 10/01/51
3,540	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	3,689,105
	University Center Project, Series 2006B, 5.000%, 5/01/25
3,000	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	3,268,620
	Series 1993C, 6.000%, 4/01/18
5,000	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	A–	5,422,100
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	AA	11,323,500
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	2,100,220
495	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	563,929
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,797,726
	2015-XF0051, 18.039%, 1/01/21 (IF)
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 –	No Opt. Call	AA–	13,413,705
	FGIC Insured
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation
	Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	2,927,704
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,477,625
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	4,901,707
	Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
855	5.250%, 1/01/25	1/16 at 100.00	D	252,054
1,750	5.250%, 1/01/30	1/16 at 100.00	D	515,900
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	14,880,173
	General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation	No Opt. Call	Aa2	2,570,752
	School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured
15,585	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	AAA	17,366,052
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
8,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/22 at 101.00	AAA	8,344,240
	Project, Series 2002A, 0.000%, 6/15/26 – NPFG Insured
184,975	Total Illinois			186,782,085
	Indiana – 3.6% (2.4% of Total Investments)
3,880	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,398,019
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A2	6,978,600
	Project, Series 2014, 5.000%, 10/01/44
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	2,863,650
	5.000%, 12/01/37
3,075	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/22 at 100.00	AA	3,536,588
	2012A, 5.000%, 10/01/37
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	AA	15,430,627
	2014A, 5.000%, 10/01/44
825	Saint Joseph County Hospital Authority, Indiana, Revenue Bonds, Beacon Health System Obligated	8/23 at 100.00	AA–	844,800
	Group, Series 2013C, 4.000%, 8/15/44
4,300	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	4,784,137
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,550	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	N/R	127,689
	2005, 5.250%, 2/15/23 (6)
1,595	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,994,468
	7.000%, 1/01/44 (Alternative Minimum Tax)
36,940	Total Indiana			40,958,578
	Iowa – 0.9% (0.6% of Total Investments)
1,210	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,341,539
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
1,625	5.375%, 6/01/38	6/15 at 100.00	B+	1,451,466
8,365	5.500%, 6/01/42	6/15 at 100.00	B+	7,516,873
90	5.625%, 6/01/46	6/15 at 100.00	B+	81,957
11,290	Total Iowa			10,391,835
	Kansas – 0.0% (0.0% of Total Investments)
65	Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized Single Family Mortgage Revenue	No Opt. Call	Aaa	65,829
	Refunding Bonds, Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)
	Kentucky – 1.7% (1.1% of Total Investments)
4,300	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	5,082,127
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,214,060
	System Obligated Group, Series 2011, 5.000%, 8/15/42
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
2,425	0.000%, 7/01/43	7/31 at 100.00	Baa3	1,802,018
4,180	0.000%, 7/01/46	7/31 at 100.00	Baa3	3,109,711
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
1,055	5.750%, 7/01/49	7/23 at 100.00	Baa3	1,243,729
210	6.000%, 7/01/53	7/23 at 100.00	Baa3	249,650
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	5,373,393
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31
18,800	Total Kentucky			19,074,688
	Louisiana – 6.0% (4.0% of Total Investments)
3,520	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,891,677
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
4,350	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	4,595,775
	5.000%, 6/01/22 – AMBAC Insured
4,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,062,480
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,700	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,858,625
	Series 2007A, 5.500%, 5/15/47
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	Baa1	6,983,088
	Series 2011, 6.750%, 5/15/41
11,720	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	13,414,829
	5.000%, 7/01/36
3,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	3,432,120
	5.000%, 5/01/45
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
14,550	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	15,248,691
5,920	4.500%, 5/01/41 (Pre-refunded 5/01/16) – FGIC Insured (UB)	5/16 at 100.00	Aa1 (4)	6,176,040
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	7,196,754
61,790	Total Louisiana			67,860,079
	Maryland – 0.4% (0.3% of Total Investments)
1,865	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	1,928,447
	9/01/26 – SYNCORA GTY Insured
1,205	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds,	6/16 at 100.00	AA	1,260,297
	University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical	7/21 at 100.00	BBB	1,172,850
	Center, Series 2011, 6.250%, 7/01/31
4,070	Total Maryland			4,361,594
	Massachusetts – 2.6% (1.7% of Total Investments)
8,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	9,216,594
	Senior Lien Series 2010B, 5.000%, 1/01/37
455	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X,	10/23 at 100.00	A1	527,245
	5.000%, 10/01/48
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E,	11/23 at 100.00	A+	3,142,233
	5.000%, 11/01/43
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	2,019,492
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	1,018,755
	5.125%, 7/01/41
3,795	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,927,180
	8/01/46 – AGM Insured (UB) (5)
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	9,293,886
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
25,825	Total Massachusetts			29,145,385
	Michigan – 5.3% (3.6% of Total Investments)
3,055	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	3,368,015
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
7,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	7,732,690
	5.250%, 11/01/35
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	6,764,163
7,955	0.000%, 12/01/22	No Opt. Call	AAA	6,833,663
8,260	0.000%, 12/01/23	No Opt. Call	AAA	6,872,733
8,575	0.000%, 12/01/24	No Opt. Call	AAA	6,880,494
1,200	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BB+	1,213,572
	6.000%, 7/01/35
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA	11,253,800
	5.000%, 12/01/39
6,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	7,298,336
	Refunding Series 2009, 5.750%, 11/15/39
1,225	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA–	1,296,148
	2006A, 5.000%, 12/01/31
275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	298,293
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	351,512
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
61,890	Total Michigan			60,163,419
	Minnesota – 0.1% (0.1% of Total Investments)
1,000	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	BBB–	1,035,990
	Series 2005, 6.000%, 11/15/25
	Mississippi – 0.3% (0.2% of Total Investments)
3,675	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	4/15 at 100.00	A	3,689,296
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 0.8% (0.5% of Total Investments)
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	203,902
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
715	6.000%, 6/01/20	No Opt. Call	A	789,925
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,545,984
5,820	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	6,612,044
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
8,260	Total Missouri			9,151,855
	Nebraska – 2.1% (1.4% of Total Investments)
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,689,160
5,130	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A,	2/17 at 100.00	AA	5,497,667
	5.000%, 2/01/43
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A,	2/22 at 100.00	AA	11,513,700
	5.000%, 2/01/42
1,050	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	1,874,177
	City 2, Tender Option Bond Trust 11673, 20.198%, 8/01/40 – AMBAC Insured (IF)
20,180	Total Nebraska			23,574,704
	Nevada – 6.1% (4.1% of Total Investments)
12,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	14,302,920
	Clark County, Nevada, General Obligation Bonds, Bond Bank Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	Aa1	4,059,475
3,695	5.000%, 6/01/28	6/19 at 100.00	Aa1	4,250,100
3,880	5.000%, 6/01/29	6/19 at 100.00	Aa1	4,448,730
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	Aa1	5,712,606
4,160	5.000%, 7/01/26	1/20 at 100.00	Aa1	4,822,230
3,995	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust	12/24 at 100.00	AA+	7,072,708
	2015-1A, 18.307%, 6/01/39 (IF)
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/21 at 100.00	AA+	11,337,100
	2011C, 5.000%, 6/01/38
3,150	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	3,626,879
	5.000%, 6/01/42
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	9,787,865
	Refunding Series 2011, 5.000%, 7/01/32
57,855	Total Nevada			69,420,613
	New Jersey – 3.9% (2.6% of Total Investments)
515	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	576,532
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A2 (4)	1,364,777
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A2 (4)	1,030,020
520	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	546,842
	University Hospital, Series 2007, 5.750%, 7/01/37
17,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A2	7,503,356
	Appreciation Series 2010A, 0.000%, 12/15/33
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A2	4,032,629
	2006A, 5.250%, 12/15/20
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A2	5,852,250
	5.000%, 12/15/23
5,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H, 5.000%, 1/01/36	1/19 at 100.00	A+	5,610,900
985	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.639%,	7/22 at 100.00	A+	1,518,427
	1/01/43 (IF) (5)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
12,495	5.000%, 6/01/29	6/17 at 100.00	B	11,007,470
6,125	4.750%, 6/01/34	6/17 at 100.00	B2	4,862,760
53,690	Total New Jersey			43,905,963
	New York – 9.7% (6.6% of Total Investments)
5,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA–	5,018,600
	Center, Series 2005, 5.000%, 2/01/28 – FGIC Insured
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/23 at 100.00	AA–	4,683,720
	2013A, 5.000%, 7/01/43
1,250	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A (4)	1,290,463
	Civic Facility Project, Series 2005, 5.000%, 10/01/30 (Pre-refunded 10/01/15)
2,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,471,553
	2011A, 5.750%, 2/15/47
4,960	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	5,249,317
	2/15/47 – NPFG Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	AA–	5,309,750
	5.000%, 9/01/35 – NPFG Insured
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	17,069,491
	5.000%, 9/01/42
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	No Opt. Call	AA–	5,734,900
	Series 2012H, 5.000%, 11/15/42
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of	7/23 at 100.00	AA–	1,164,380
	Rochester Project, Series 2013A, 5.000%, 7/01/43
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	2,507,232
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/23 at 100.00	AA+	8,389,453
	General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	4/15 at 100.00	AA	10,043
785	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	788,234
1,185	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	No Opt. Call	AA	1,194,622
3,815	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	N/R (4)	3,846,703
	(Pre-refunded 4/01/15)
7,425	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series	11/15 at 100.00	AA+	7,679,529
	2005, 5.000%, 11/15/44 – AMBAC Insured
5,785	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,210,718
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
1,440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	1,645,214
	Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,650,654
	Ninth Series 2013, 5.000%, 12/01/38
1,060	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	1,263,435
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA–	6,445,250
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	13,322,453
	Bonds, Tender Option Bond Trust 2012-10W, 7.486%, 11/15/21 (IF) (5)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
1,055	5.000%, 11/15/28	No Opt. Call	A+	1,259,870
5,180	0.000%, 11/15/31	No Opt. Call	A+	3,011,497
1,280	0.000%, 11/15/32	No Opt. Call	A+	711,680
101,880	Total New York			110,928,761
	North Carolina – 0.8% (0.5% of Total Investments)
1,775	Charlotte-Mecklenburg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,165,962
	Bonds, Series 2008, Trust 1149, 15.452%, 7/15/32 (IF) (5)
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	1,132,990
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
2,230	University of North Carolina, Charlotte, General Revenue Bonds, Series 2013A, 3.625%, 4/01/43	4/23 at 100.00	AA–	2,285,438
2,940	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	6/23 at 100.00	Aa2	3,116,518
	Pollution Control Revenue Refunding Bonds, Duke Energy Progress, Inc. Project, Series 2013,
	4.000%, 6/01/41
7,945	Total North Carolina			8,700,908
	Ohio – 7.9% (5.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,925	5.125%, 6/01/24	6/17 at 100.00	B–	2,534,513
900	5.875%, 6/01/30	6/17 at 100.00	B–	782,865
12,590	5.750%, 6/01/34	6/17 at 100.00	B–	10,664,108
1,045	5.875%, 6/01/47	6/17 at 100.00	B	893,914
11,335	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	12,710,729
	School Improvement Series 2014, 5.000%, 12/01/51
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	7,253,287
	5.000%, 11/15/41
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009,	4/19 at 100.00	A	11,256,500
	5.500%, 4/01/39
14,850	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	17,133,039
	2013A, 5.000%, 1/01/38 (UB) (5)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
1,050	17.677%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,695,708
875	17.677%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,413,090
10,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding &	11/24 at 100.00	AA+	11,798,400
	Improvement Series 2014, 5.000%, 11/15/49
7,140	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	8,202,646
	2013A-1, 5.000%, 2/15/48
3,590	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	3,135,793
	Convertible Series 2013A-3, 0.000%, 2/15/36
82,645	Total Ohio			89,474,592
	Oklahoma – 2.8% (1.9% of Total Investments)
3,990	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2014A, 5.000%, 6/01/39	6/24 at 100.00	A+	4,746,344
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	776,663
	5.375%, 9/01/36
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,630	5.000%, 2/15/37	2/17 at 100.00	AA	2,788,668
1,000	5.000%, 2/15/42	2/17 at 100.00	AA	1,057,450
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
110	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	120,036
20	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	21,825
9,435	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	9,656,911
	1/01/47 – FGIC Insured
	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A:
3,150	5.625%, 6/01/38 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,622,815
3,000	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	AA	3,438,630
5,460	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,877,363
	System, Series 2006, 5.000%, 12/15/36 (UB)
99	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	112,759
	System, Tender Option Bond Trust 3500, 8.593%, 6/15/30 (IF)
29,644	Total Oklahoma			32,219,464
	Oregon – 0.9% (0.6% of Total Investments)
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series	11/23 at 100.00	AAA	10,665,155
	2013A, 5.000%, 11/15/38
	Pennsylvania – 3.8% (2.6% of Total Investments)
3,500	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	AA–	3,635,275
	12/01/23 – NPFG Insured
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	505,390
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds,	No Opt. Call	A2	1,339,622
	Series 1997B, 5.700%, 7/01/27 – AMBAC Insured
	Lehigh County Authority, Pennsylvania, Water and Sewer Capital Appreciation Revenue Bonds,
	City of Allentown Concession, Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,351,642
5,180	0.000%, 12/01/32	No Opt. Call	A	2,553,636
4,935	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, City of Allentown	12/23 at 100.00	A	5,781,303
	Concession, Series 2013A, 5.125%, 12/01/47
50	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/16 –	No Opt. Call	A3	53,004
	FGIC Insured
265	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	275,210
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing	11/22 at 100.00	Baa3	1,721,063
	Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1,
	4.000%, 11/01/32
5,850	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	6,135,948
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,026,760
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	16,837,500
	0.000%, 12/01/38
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	A+	1,112,055
	AMBAC Insured
44,560	Total Pennsylvania			43,328,408
	Puerto Rico – 0.2% (0.1% of Total Investments)
25,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	BBB	1,994,000
	8/01/54 – AMBAC Insured
	Rhode Island – 1.5% (1.0% of Total Investments)
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
720	6.000%, 6/01/23	4/15 at 100.00	A	724,104
6,425	6.125%, 6/01/32	4/15 at 100.00	BBB+	6,452,628
9,730	6.250%, 6/01/42	4/15 at 100.00	BBB–	9,774,272
16,875	Total Rhode Island			16,951,004
	South Carolina – 1.4% (1.0% of Total Investments)
3,315	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,856,174
	5.125%, 12/01/43
10,330	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	12,344,453
	5.500%, 12/01/54
13,645	Total South Carolina			16,200,627
	South Dakota – 0.1% (0.1% of Total Investments)
1,510	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	1,738,146
	Series 2014B, 5.000%, 11/01/44
	Tennessee – 0.6% (0.4% of Total Investments)
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities
	Revenue Bonds, Series 2012A:
1,645	4.000%, 9/01/40	9/22 at 100.00	AA	1,777,867
1,690	4.000%, 9/01/42	9/22 at 100.00	AA	1,822,919
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,351,328
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,535	Total Tennessee			6,952,114
	Texas – 12.5% (8.4% of Total Investments)
3,460	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative	11/24 at 100.00	A1	3,992,425
	Minimum Tax)
5,835	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	6,015,768
	4.250%, 8/15/36
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/15 at 100.00	C	255,500
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (6)
1,000	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Series 2009, 5.000%, 7/01/34	7/17 at 100.00	A+	1,086,840
965	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	BBB	1,067,850
	5.000%, 1/01/43
5,240	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	6,188,335
	6.250%, 1/01/46
4,650	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	5,249,850
	5.125%, 11/01/43 (Alternative Minimum Tax)
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	7,155,070
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
11,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%,	No Opt. Call	A+	12,242,779
	11/01/42 (Alternative Minimum Tax)
3,875	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	5,847,453
	Trust 2013-9A, 18.425%, 4/01/53 (IF)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
580	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	189,271
1,160	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	359,913
1,135	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	333,656
3,390	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	947,166
5,060	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	1,340,546
435	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	B	475,633
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,967,620
	5.000%, 11/15/40
10,850	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	7,508,092
	Project, Series 2001B, 0.000%, 9/01/25 – AMBAC Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB	826,176
1,250	5.125%, 8/15/26	2/16 at 100.00	BBB	1,272,275
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	3,341,670
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
4,715	Lower Colorado River Authority, Texas, Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/39	No Opt. Call	A1	5,381,324
6,025	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,	8/22 at 100.00	Aa2	6,947,006
	Children’s Medical Center Dallas Project, Series 2012, 5.000%, 8/15/32
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
1,880	0.000%, 9/01/43	9/31 at 100.00	AA+	1,845,352
7,990	0.000%, 9/01/45	9/31 at 100.00	AA+	8,595,242
3,945	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3	4,396,939
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	C	47,500
	2001C, 5.200%, 5/01/28 (6)
3,145	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University,	10/20 at 100.00	AA–	3,669,775
	Series 2010, 5.000%, 10/01/41
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/23 at 100.00	Aa3	4,577,760
	Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas
	Health Resources, Tender Option Bond Trust 2834:
7,100	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	7,581,451
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,242,549
	2012, 5.000%, 12/15/30
1,465	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	1,811,736
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43
	(Alternative Minimum Tax)
3,755	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.882%, 4/01/28 (IF)	4/17 at 100.00	AAA	5,917,880
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,645,200
	Refunding Series 2012A, 5.000%, 8/15/41
3,080	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	3,579,484
	Refunding Series 2015B, 5.000%, 8/15/37 (WI/DD, Settling 2/04/15)
7,210	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	8,206,206
	Refunding Series 2015C, 5.000%, 8/15/42 (WI/DD, Settling 2/04/15)
142,545	Total Texas			142,109,292
	Utah – 1.5% (1.0% of Total Investments)
6,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	7,132,640
9,045	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	10,317,089
15,380	Total Utah			17,449,729
	Virginia – 0.5% (0.4% of Total Investments)
4,370	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	4,819,586
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
1,250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,351,538
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
5,620	Total Virginia			6,171,124
	Washington – 5.1% (3.5% of Total Investments)
10,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	11,330,100
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+	2,843,250
4,160	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A,	8/22 at 100.00	A+	4,911,130
	5.000%, 8/01/30
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014,	12/23 at 100.00	AA	1,380,388
	5.000%, 12/01/44
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds,	6/23 at 100.00	A+	14,053,970
	Series 2013A, 5.000%, 12/01/38
3,410	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	3,812,653
	Center, Series 2011A, 5.625%, 1/01/35
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3 (4)	5,534,423
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,885	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,210,540
	Refunding Series 2012B, 5.000%, 10/01/30
4,940	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	5,619,448
	Series 2012A, 5.000%, 10/01/42
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	5,811,900
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,043,730
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
51,075	Total Washington			58,551,532
	Wisconsin – 2.1% (1.4% of Total Investments)
470	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	488,288
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A	1,402,514
	Inc., Series 2010A, 5.625%, 4/15/39
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	7,865,843
	Inc., Series 2012A, 5.000%, 7/15/25
365	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	373,734
	Healthcare, Series 2006, 5.000%, 5/01/32
2,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	3,253,691
	Series 2012B, 5.000%, 2/15/40
4,530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/16 at 100.00	A–	4,731,223
	Healthcare System, Series 2006A, 5.250%, 8/15/34
5,300	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (4)	5,596,853
	5/01/16) – FGIC Insured
21,635	Total Wisconsin			23,712,146
	Wyoming – 0.2% (0.1% of Total Investments)
2,250	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series	12/15 at 100.00	A–	2,299,320
	2005, 5.600%, 12/01/35 (Alternative Minimum Tax)
$ 1,615,759	Total Municipal Bonds (cost $1,514,853,160)			1,686,183,771

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 23	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 4,066
6	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	804
$ 29	Total Corporate Bonds (cost $2,562)				4,870
	Total Long-Term Investments (cost $1,514,855,722)				1,686,188,641

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)

	MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)

	California – 0.2% (0.1% of Total Investments)
$ 1,215	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,227,891
	Health System, Series 2014A, 6.000%, 7/10/15 (7)
120	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	121,273
	Health System, Series 2014B, 6.000%, 7/10/15 (7)
180	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	181,910
	Health System, Series 2014C, 6.000%, 7/10/15 (7)
$ 1,515	Total California			1,531,074
	Total Short-Term Investments (cost $1,515,000)			1,531,074
	Total Investments (cost $1,516,370,722) – 148.2%			1,687,719,715
	Floating Rate Obligations – (5.4)%			(61,024,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.0)% (9)			(489,500,000)
	Other Assets Less Liabilities – 0.2% (10)			1,952,490
	Net Assets Applicable to Common Shares – 100%			$ 1,139,148,205

Investments in Derivatives as of January 31, 2015
Interest Rate Swaps outstanding:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)
Barclays Bank PLC	$74,300,000	Receive	Weekly USD-SIFMA	3.258%	Quarterly	2/20/15	2/20/30	$(15,577,881)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,685,349,263	$ 834,508	$1,686,183,771
Corporate Bonds	—	—	4,870	4,870
Short-Term Investments:
Municipal Bonds	—	—	1,531,074	1,531,074
Investments in Derivatives:
Interest Rate Swaps*	—	(15,577,881)	—	(15,577,881)
Total	$ —	$1,669,771,382	$2,370,452	$1,672,141,834
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments (excluding investments in derivatives) was $1,456,598,839.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$184,486,598
Depreciation	(14,381,275)
Net unrealized appreciation (depreciation) of investments	$170,105,323

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15,
2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.0%.
(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 2, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015